Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Summary of Changes in Forward Option and Convertible Notes Derivative Liability

The following table presents the changes in the forward option-prepaid forward contracts, convertible notes measured at fair value, warrants liability, and the notes derivative liability for the six months ended June 30, 2023 and 2022 (in thousands):

	Forward Option-
	Prepaid			Notes Payable
Level 3 Rollforward	Forward Contracts	Convertible Notes	Warrants Liability	Derivative Liability
Balance January 1, 2022	$—	$—	$—	$(526)
Additions	—	—	—	(52)
Changes in fair value	—	—	—	578
Balance June 30, 2022	$—	$—	$—	$—

Balance January 1, 2023	$1,729	$—	$—	$—
Additions	—	4,425	575	—
Sale of recycled shares	(564)	—	—	—
Payments	—	(258)	—	—
Shares issued as payments	—	(1,937)	—	—
Changes in fair value	(1,723)	—	(480)	—
Shares issued as maturity consideration	558	—	—	—
Balance June 30, 2023	$—	$2,230	$95	$—

The following table presents the changes in the forward option and the convertible notes derivative liability for the years ended December 31, 2022 and 2021 (in thousands):

	Forward Option	Convertible Notes
	On Prepaid	Derivative
Level 3 Rollforward	Forward Contracts	Liability
Balance December 31, 2020	$—	$—
Additions	—	(499)
Changes in fair value	—	(27)
Balance December 31, 2021	—	(526)
Additions	11,940	(52)
Sale of recycled shares	(41)	—
Changes in fair value	(10,170)	(602)
Reclassified to additional paid-in capital	—	1,180
Balance December 31, 2022	$1,729	$—